Disposal of assets and other transactions	12 Months Ended
Dec. 31, 2023
Disposal Of Assets And Other Transactions
Disposal of assets and other transactions

31.	Disposal of assets and other transactions

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

			12.31.2023	12.31.2022
	E&P	Corporate and other businesses	Total	Total
Assets classified as held for sale
Inventories	-	−	-	21
Investments	-	−	-	-
Property, plant and equipment	335	−	335	3,587
Total	335	−	335	3,608
Liabilities on assets classified as held for sale
Finance debt	-	99	99	133
Provision for decommissioning costs	442	-	442	1,332
Total	442	99	541	1,465

31.1.	Sales pending closing at December 31, 2023
a)	Urugua and Tambau fields

On December 21, 2023, the Company signed agreements with Enauta Energia S.A. for the sale of its entire interest in the Uruguá and Tambaú fields located in the Santos basin.

The transaction amounts to up to US$ 35, corresponding to: (a) US$ 3 paid on the date of signing, (b) US$ 7 to be paid at the closing of the transaction, and (c) up to US$ 25 in contingent payments, depending on future Brent prices and events related to the development of the assets.

31.2.	Sales closed in 2023

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (1) (2)	Gain/ (loss) (3)	Further infor-mation
Sale of the Company's entire interest in Albacora Leste producing field, located in the Campos Basin	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A.	April 2022 (S) January 2023 (C)	1,947	604	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba cluster	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022 (S) April 2023 (C)	485	352	b
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar cluster	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	January 2022 (S) June 2023 (C)	1,455	484	c
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022 (S) August 2023 (C)	35	(15)	d
Total			3,922	1,425
(1) Value agreed on the signing date, plus price adjustments on the closing date, when provided for in the contract.
(2) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(3) Recognized in “Results on disposal/write-offs of assets” (note 11).

a)	Sale of Albacora Leste field

The transaction was closed after the fulfillment of conditions precedent, with the receipt of US$ 1,635 (of which US$ 1,586 was received in cash and US$ 49 relates to sale of inventories, as provided for in the agreement), in addition to US$ 293 received at the transaction signing and to US$ 10 related to a final price adjustment as provided for in the contract. In addition, Petrobras is expected to receive up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices. Of this amount, the Company recognized US$ 58 as a receivable in 2023.

b)	Sale of Norte Capixaba cluster

The transaction was closed with the receipt of US$ 427, including price adjustments provided for in the contract, in addition to US$ 36 received at the transaction signing. In addition, there is up to US$ 66 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices, of which the Company recognized US$ 22 as a receivable in 2023.

c)	Sale of Potiguar cluster

The transaction was closed with the receipt of US$ 1,100 in addition to US$ 110 received at the transaction signing, and to US$ 10 relating to a final price adjustment as provided for in the contract. The Company will also receive US$ 235 in 4 equal annual installments starting March 2024.

d)	Sale of Golfinho and Camarupim groups of fields

The transaction was closed with the receipt of US$ 12, including price adjustments provided for in the contract, in addition to US$ 3 received at transaction signing. In addition, there is up to US$ 60 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices and asset development. Of this amount, the Company recognized US$ 20 as a receivable in 2023.

31.3.	Transaction interrupted

On December 31, 2022, the main assets and liabilities classified as held for sale included the LUBNOR refinery and its associated logistics assets in the Ceará state.

In November 2023, the sales contract was interrupted due to the failure of the acquirer to fulfill the conditions precedent within the deadline foreseen in the agreement. As a result, the assets and liabilities under the transaction are no longer classified as held for sale. Petrobras has returned the advance received, in the updated amount of US$ 3.

31.4.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2023	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2023

Sales in previous years
Riacho da Forquilha cluster	December 2019	62	30	28	4
Pampo and Enchova cluster	July 2020	650	15	180	455
Baúna field	November 2020	285	27	132	126
Miranga cluster	December 2021	85	−	55	30
Cricare cluster	December 2021	118	−	22	96
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	1	15	74
Sales in the period
Albacora Leste field	January 2023	250	10	−	240
Norte Capixaba cluster	April 2023	66	11	−	55
Golfinho and Camarupim groups of fields	August 2023	60	−	−	60
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	April 2022	5,244	43	693	4,508
Total		6,953	137	1,135	5,681

31.5.	Cash flows from sales of equity interest with loss of control

In 2022, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2022
Mataripe refinery (former RLAM)	391	(22)	369
REMAN	233	(22)	211
Total	624	(44)	580

In 2023, there were no sales of equity interests resulting in loss of control.

Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less disposal expenses. Assets and liabilities are presented separately in the statement of financial position.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments with decommissioning assumed by the Company resulting from the sale process are recognized after the closing of the transaction, in accordance with the contractual terms.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation. Thus, its net income and cash flows are presented in separate line items until the date of the closing of the operation.